Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement Plans
Note N: Retirement Plans
We sponsor a 401(k) retirement savings plan under which eligible employees may contribute a portion of pre-tax earnings. In our sole discretion, we may match employee contributions in the form of our Class A Common Stock. A participant vests in the matching contributions pro rata over their first four years of service and is 100% vested in all matching contributions after four years of service.
The following table presents matching contribution information to our 401(k) Plan:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Matching contributions to EZCORP 401(k) Plan	$377	$260	$178
Matching contributions to Value Financial Services 401(k) Plan	—	—	97

Total Matching contributions	$377	$260	$275

We also provide a non-qualified Supplemental Executive Retirement Plan for selected executives. Funds in the Supplemental Executive Retirement Plan vest over three years from the grant date, with one-third vesting each year. All of a participant’s Supplemental Executive Retirement Plan funds from all grants vest 100% in the event of the participant’s death or disability or the termination of the plan due to a change in control. In addition, the Supplemental Executive Retirement Plan funds are 100% vested when a participant attains his or her normal retirement age (60 years old and five years of active service) while actively employed by us. Expense of contributions to the Supplemental Executive Retirement Plan is recognized based on the vesting schedule.
The following table provides contribution and amortized expense amounts related to the Supplemental Executive Retirement Plan:

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Contributions to the Supplemental Executive Retirement Plan	$701	$746	$579
Amortized expense due to Supplemental Executive Retirement Plan	$526	$562	$463